Note 7 - Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

7. Property and Equipment, Net

Property and equipment, net consist of the following:

	September 30, 2015	December 31, 2014
Office equipment	$13,500	$436,051
Leasehold improvements	—	123,278
Vehicles	17,993	17,992
	31,493	577,321
Less: Accumulated depreciation and amortization	(31,493)	(576,622)
	$—	$699

Depreciation expense for the three months ended September 30, 2015 and 2014 was $0 and $3,000, respectively, and depreciation expense for the nine months ended September 30, 2015 and 2014 was $699 and $29,000, respectively.

7. Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2014	December 31, 2013
Office equipment	$436,051	$436,051
Leasehold improvements	123,278	123,278
Vehicles	17,992	17,992
	577,321	577,321
Less: Accumulated depreciation and amortization	(576,622)	(563,467)
	$699	$13,854

Depreciation expense for the years ended December 31, 2014 and 2013 was approximately $13,155 and $33,000, respectively. Depreciation expense related to leasehold improvements and equipment in our warehouse is allocated to cost of goods sold. All other depreciation is included in general and administrative expense.